UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-21162

Name of Fund:  Merrill Lynch Fundamental Growth Principal Protected Fund

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch Fundamental Growth Principal Protected Fund, 800
Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/03

Date of reporting period: 09/01/02 - 2/28/03

Item 1 - Attach shareholder report




(BULL LOGO)
Merrill Lynch Investment Managers


Semi-Annual Report
February 28, 2003


Merrill Lynch
Fundamental Growth
Principal Protected Fund


www.mlim.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Merrill Lynch Fundamental Growth
Principal Protected Fund
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper




Merrill Lynch Fundamental Growth Principal Protected Fund


DEAR SHAREHOLDER


We are pleased to provide you with this semi-annual report for Merrill Lynch Fundamental Growth Principal Protected Fund. During the Guarantee Period, the Fund will seek long-term growth of capital to the extent permitted by a strategy that seeks to use investments in equity securities and U.S. Treasury bonds, including zero coupon bonds, to protect the original principal value of the Fund (less sales charges, redemptions, cash distributions and dividends and extraordinary expenses) at the Guarantee Maturity Date. The Guarantee Period will run from the Fund's commencement of operations (November 13, 2002) through and including the same date 7 years later (November 13, 2009).


Portfolio Matters
Since inception (November 13, 2002) to February 28, 2003, the Fund's Class A, Class B, Class C and Class D Shares had total investment returns of -1.10%, -1.41%, -1.41% and -1.20%, respectively. At
February 28, 2003, the relative weightings of the Fund's fixed income and equity components were 65.9% and 31.5%, respectively. The equity portion of the Fund was overweighted relative to benchmark indexes in the consumer discretionary and consumer staples sectors with 19.3% and 16.9% weights, respectively. At February 28, 2003, the weights of these industry sectors in the Standard & Poor's 500 Index were 13.5% and 9.3%, respectively. Some of the best comparative investment returns in the equity component of the Fund during this initial period included: Starbucks Corporation and Yum! Brands, Inc. in the restaurant industry; eBay Inc., Autozone, Inc. and Bed Bath & Beyond Inc. in the retail industry; Fox Entertainment Group, Inc. in the media sector; and The Clorox Company and Colgate-Palmolive Company in the household products industry.

The Fund's major pharmaceutical stock holding was Amgen Inc., which has been the best-performing stock since the Fund's inception, with more than a 20% return on the Fund's investment. Also, positive investment returns were realized on Boston Scientific Corporation, Stryker Corporation and Zimmer Holdings, Inc. in the health care equipment and supplies industry, which represented 8.6% of the equity component of the portfolio at February 28, 2003. We avoided holdings in the major stocks within the ethical and generic drug industry because we are concerned about further deterioration in pricing conditions as Federal and state officials attempt to reduce the soaring costs of government reimbursements for health care.

We anticipate that a resolution to the confrontation between the United States and Iraq may result in an upward trend in U.S. equity prices. (Similar developments took place shortly after the start of the Gulf War in 1991.) Alan Greenspan, Chairman of the U.S. Federal Reserve Board of Governors, stated in a recent public speech that it was likely that Americans raised $200 billion in 2002 in liquidity from the refinancing of residential mortgage obligations on appreciated homes in the year 2002. It would seem that consumers did not spend this increased liquidity during the year-end holiday season. Military conflict or the prospect of a conflict has dampened consumer spending in the past. Therefore, we believe that a resolution to the confrontation will provide a boost to the rate of real growth of consumer spending and economic growth as well as higher corporate profits. These developments may be beneficial to the value of stocks, particularly given that the increased focus on the potential of an armed conflict by the media and investment community appears to have been destructive to stock market values. Consequently, at February 28, 2003, almost 37% of the Fund's equity component was invested in the consumer discretionary and consumer staples sectors.



Merrill Lynch Fundamental Growth Principal Protected Fund
February 28, 2003


In Conclusion
We thank you for your support and investment in Merrill Lynch
Fundamental Growth Principal Protected Fund, and we look forward to reviewing our outlook and strategy with you in our next report to shareholders.



Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Lawrence R. Fuller)
Lawrence R. Fuller
Vice President and
Equity Portfolio Manager



March 31, 2003



If you would like a copy, free of charge, of the most recent annual or quarterly report of Main Place Funding, LLC, the Warranty
Provider, or its parent corporation, Bank of America Corporation, please contact the Fund at 1-800-MER-FUND.




Merrill Lynch Fundamental Growth Principal Protected Fund
February 28, 2003


PERFORMANCE DATA


About Fund Performance


Investors are able to purchase shares of the Fund through four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Recent Performance Results

                                                               Since Inception
As of February 28, 2003                                          Total Return

ML Fundamental Growth Principal Protected Fund Class A Shares*       -1.10%
ML Fundamental Growth Principal Protected Fund Class B Shares*       -1.41
ML Fundamental Growth Principal Protected Fund Class C Shares*       -1.41
ML Fundamental Growth Principal Protected Fund Class D Shares*       -1.20


*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 11/13/02.



Merrill Lynch Fundamental Growth Principal Protected Fund
February 28, 2003


PERFORMANCE DATA (concluded)


Aggregate Total Return



                                   % Return Without   % Return With
                                     Sales Charge     Sales Charge**
Class A Shares*

Inception (11/13/02) through 2/28/03       -1.10%           -6.30%

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



                                         % Return        % Return
                                       Without CDSC    With CDSC**
Class B Shares*

Inception (11/13/02) through 2/28/03       -1.41%           -5.35%

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**Assuming payment of applicable contingent deferred sales charge.



                                         % Return        % Return
                                       Without CDSC    With CDSC**
Class C Shares*

Inception (11/13/02) through 2/28/03       -1.41%           -2.39%

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**Assuming payment of applicable contingent deferred sales charge.



                                   % Return Without   % Return With
                                     Sales Charge     Sales Charge**
Class D Shares*

Inception (11/13/02) through 2/28/03       -1.20%           -6.39%

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



OFFICERS AND TRUSTEES


Terry K. Glenn, President and Trustee
David O. Beim, Trustee
James T. Flynn, Trustee
Todd Goodwin, Trustee
George W. Holbrook, Jr., Trustee
W. Carl Kester, Trustee
Karen P. Robards, Trustee
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary


Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863



Merrill Lynch Fundamental Growth Principal Protected Fund
February 28, 2003


SCHEDULE OF INVESTMENTS

                       Shares                                                                                    Percent of
Industry*               Held                         Common Stocks                                       Value   Net Assets
Aerospace &           19,800  General Dynamics Corporation                                         $     1,173,348     0.5%
Defense

Air Freight &         33,400  United Parcel Service, Inc. (Class B)                                      1,921,836      0.7
Logistics

Banks                 45,100  Northern Trust Corporation                                                 1,443,200      0.6

Beverages             44,600  Anheuser-Busch Companies,  Inc.                                            2,073,900      0.8
                      71,900  The Coca-Cola Company                                                      2,891,818      1.1
                      58,300  Coca-Cola Enterprises Inc.                                                 1,176,494      0.5
                                                                                                   ---------------   ------
                                                                                                         6,142,212      2.4

Biotechnology         53,500  ++Amgen Inc.                                                               2,919,495      1.1

Chemicals             22,400  Ecolab Inc.                                                                1,098,720      0.4

Commercial             6,100  ++Apollo Group, Inc. (Class A)                                               282,796      0.1
Services &            47,100  First Data Corporation                                                     1,632,015      0.6
Supplies                                                                                           ---------------   ------
                                                                                                         1,914,811      0.7

Communications       165,500  ++Cisco Systems, Inc.                                                      2,312,035      0.9
Equipment

Computers &           38,000  International Business Machines Corporation                                2,962,100      1.2
Peripherals

Containers &           5,900  Ball Corporation                                                             314,352      0.1
Packaging

Diversified           62,100  State Street Corporation                                                   2,288,385      0.9
Financials            42,000  T. Rowe Price Group Inc.                                                   1,080,240      0.4
                                                                                                   ---------------   ------
                                                                                                         3,368,625      1.3

Diversified           72,600  Verizon Communications                                                     2,510,508      1.0
Telecommunication
Services

Energy Equipment &    10,600  ++BJ Services Company                                                        364,322      0.1
Services              36,800  Baker Hughes Incorporated                                                  1,141,536      0.5
                                                                                                   ---------------   ------
                                                                                                         1,505,858      0.6

Food & Drug           48,200  SYSCO Corporation                                                          1,307,184      0.5
Retailing

Food Products         21,900  Archer-Daniels-Midland Company                                               238,710      0.1
                      31,200  Unilever NV (NY Registered Shares)                                         1,768,416      0.7
                                                                                                   ---------------   ------
                                                                                                         2,007,126      0.8

Health Care           27,900  ++Alcon, Inc.                                                              1,092,285      0.4
Equipment &           50,400  ++Boston Scientific Corporation                                            2,226,168      0.9
Supplies              40,000  Medtronic, Inc.                                                            1,788,000      0.7
                      16,900  Stryker Corporation                                                        1,101,880      0.4
                       4,700  ++Varian Medical Systems, Inc.                                               237,585      0.1
                      24,900  ++Zimmer Holdings, Inc.                                                    1,105,311      0.4
                                                                                                   ---------------   ------
                                                                                                         7,551,229      2.9

Health Care           59,300  HCA Inc.                                                                   2,445,532      0.9
Providers &           61,400  Health Management Associates, Inc. (Class A)                               1,100,288      0.4
Services              49,900  ++Tenet Healthcare Corporation                                               906,683      0.4
                                                                                                   ---------------   ------
                                                                                                         4,452,503      1.7



Merrill Lynch Fundamental Growth Principal Protected Fund
February 28, 2003


SCHEDULE OF INVESTMENTS (continued)

                       Shares                                                                                    Percent of
Industry*               Held                         Common Stocks                                       Value   Net Assets
Hotels,               18,300  ++Brinker International, Inc.                                        $       507,276     0.2%
Restaurants &         19,800  ++Starbucks Corporation                                                      464,508      0.2
Leisure               66,800  ++YUM! Brands, Inc.                                                        1,590,508      0.6
                                                                                                   ---------------   ------
                                                                                                         2,562,292      1.0

Household Products    25,700  The Clorox Company                                                         1,087,367      0.4
                      20,400  Colgate-Palmolive Company                                                  1,026,324      0.4
                      39,900  The Procter & Gamble Company                                               3,266,214      1.3
                                                                                                   ---------------   ------
                                                                                                         5,379,905      2.1

Industrial            18,300  3M Co.                                                                     2,294,271      0.9
Conglomerates

Insurance             33,000  Everest Re Group, Ltd.                                                     1,762,200      0.7
                      26,700  Marsh & McLennan Companies, Inc.                                           1,086,690      0.4
                                                                                                   ---------------   ------
                                                                                                         2,848,890      1.1

Internet &             6,000  ++eBay Inc.                                                                  470,400      0.2
Catalog Retail

Media                154,300  ++AOL Time Warner Inc.                                                     1,746,676      0.7
                      53,400  ++Clear Channel Communications, Inc.                                       1,949,634      0.7
                      36,800  ++Fox Entertainment Group, Inc. (Class A)                                    983,664      0.4
                                                                                                   ---------------   ------
                                                                                                         4,679,974      1.8

Multiline Retail      17,300  ++Kohl's Corporation                                                         845,970      0.3
                      94,400  Wal-Mart Stores, Inc.                                                      4,536,864      1.8
                                                                                                   ---------------   ------
                                                                                                         5,382,834      2.1

Semiconductor        157,200  Intel Corporation                                                          2,711,700      1.1
Equipment &
Products

Software              23,100  ++Electronic Arts Inc.                                                     1,219,449      0.5
                     179,800  Microsoft Corporation                                                      4,263,058      1.6
                                                                                                   ---------------   ------
                                                                                                         5,482,507      2.1

Specialty Retail       6,800  ++AutoZone, Inc.                                                             447,440      0.2
                      32,700  ++Bed Bath & Beyond Inc.                                                   1,080,081      0.4
                      47,000  Lowe's Companies, Inc.                                                     1,847,100      0.7
                      54,600  The TJX Companies, Inc.                                                      877,422      0.4
                                                                                                   ---------------   ------
                                                                                                         4,252,043      1.7

                              Total Common Stocks (Cost--$85,849,044)                                   80,969,958     31.5




                      Face
                     Amount                   U.S. Government Obligations
                $209,719,000  U.S. Treasury STRIPS, 3.64% due 11/15/2009 (a)(b)                        169,312,650     65.9

                              Total U.S. Government Obligations (Cost--$164,707,608)                   169,312,650     65.9



Merrill Lynch Fundamental Growth Principal Protected Fund
February 28, 2003


SCHEDULE OF INVESTMENTS (concluded)

                       Shares                                                                                    Percent of
                        Held                     Short-Term Securities                                   Value   Net Assets
                   4,860,000  Merrill Lynch Premier Institutional Fund (c)(d)                      $     4,860,000     1.9%



                     Beneficial
                      Interest                           Issue
                  $7,322,504  Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (d)                7,322,504      2.8
                   7,440,000  Merrill Lynch Liquidity Series, LLC Money Market Series (c)(d)             7,440,000      2.9
                                                                                                   ---------------   ------
                                                                                                        14,762,504      5.7

                              Total Short-Term Securities (Cost--$19,622,504)                           19,622,504      7.6

Total Investments (Cost--$270,179,156)                                                                 269,905,112    105.0
Liabilities in Excess of Other Assets                                                                 (12,855,904)    (5.0)
                                                                                                   ---------------   ------
Net Assets                                                                                         $   257,049,208   100.0%
                                                                                                   ===============   ======



*For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
++Non-income producing security.
(a)Separately Traded Registered Interest and Principal of Securities
(STRIPS).
(b)Represents a zero coupon bond; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
(c)Security was purchased with the cash proceeds from securities loans.
(d)Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                                          Dividend/
                                              Net          Interest
Affiliate                                   Activity         Income

Merrill Lynch Liquidity Series,
LLC Cash Sweep Series I                   $7,322,504        $41,728
Merrill Lynch Liquidity Series,
LLC Money Market Series                   $7,440,000          5,105
Merrill Lynch Premier
Institutional Fund                         4,860,000          4,282


See Notes to Financial Statements.



PORTFOLIO INFORMATION


As of February 28, 2003

Ten Largest Holdings                    Percent of
(Equity Investments)                    Net Assets

Wal-Mart Stores, Inc.                       1.8%
Microsoft Corporation                       1.6
The Proctor & Gamble Company                1.3
International Business Machines
Corporation                                 1.2
Amgen Inc.                                  1.1
The Coca-Cola Company                       1.1
Intel Corporation                           1.1
Verizon Communications                      1.0
HCA Inc.                                    0.9
Cisco Systems, Inc.                         0.9



Geographic Allocation of Stocks &       Percent of
Fixed Income Securities*                Net Assets

United States                              99.1%
Netherlands                                 0.7
Switzerland                                 0.4

*Total may not equal 100%.



Five Largest Industries                 Percent of
(Equity Investments)*                   Net Assets

Health Care Equipment & Supplies            2.9%
Beverages                                   2.4
Software                                    2.1
Multiline Retail                            2.1
Household Products                          2.1


*For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.




Merrill Lynch Fundamental Growth Principal Protected Fund
February 28, 2003


FINANCIAL INFORMATION

Statement of Assets and Liabilities
                As of February 28, 2003
Assets:         Investments, at value (including securities loaned of $12,109,950)
                (identified cost--$270,179,156)                                                            $    269,905,112
                Cash                                                                                                  6,697
                Receivables:
                   Securities sold                                                       $        281,219
                   Dividends                                                                       59,948
                   Interest                                                                         6,321
                   Securities lending--net                                                          2,690           350,178
                                                                                         ----------------
                Prepaid registration fees and other assets                                                          134,319
                                                                                                           ----------------
                Total assets                                                                                    270,396,306
                                                                                                           ----------------

Liabilities:    Collateral on securities loaned, at value                                                        12,300,000
                Payables:
                   Securities purchased                                                           411,934
                   Capital shares redeemed                                                        180,914
                   Distributor                                                                    169,324
                   Financial warrant fee                                                          158,172
                   Investment adviser                                                             126,754         1,047,098
                                                                                         ----------------  ----------------
                Total liabilities                                                                                13,347,098
                                                                                                           ----------------

Net Assets:     Net assets                                                                                 $    257,049,208
                                                                                                           ================

Net Assets      Paid-in capital                                                                            $    260,996,158
Consist of:     Accumulated investment loss--net                                           $    (380,355)
                Accumulated realized capital losses on investments--net                       (3,292,551)
                Unrealized depreciation on investments--net                                     (274,044)
                                                                                         ----------------
                Total accumulated losses--net                                                                   (3,946,950)
                                                                                                           ----------------
                Net assets                                                                                 $    257,049,208
                                                                                                           ================

Net Asset       Class A--Based on net assets of $21,177,233 and 2,144,229
Value:                   shares outstanding                                                                $           9.88
                                                                                                           ================
                Class B--Based on net assets of $116,912,789 and 11,873,011
                         shares outstanding                                                                $           9.85
                                                                                                           ================
                Class C--Based on net assets of $102,191,580 and 10,378,057
                         shares outstanding                                                                $           9.85
                                                                                                           ================
                Class D--Based on net assets of $16,767,606 and 1,698,996
                         shares outstanding                                                                $           9.87
                                                                                                           ================

See Notes to Financial Statements.



Merrill Lynch Fundamental Growth Principal Protected Fund
February 28, 2003


FINANCIAL INFORMATION (continued)


Statement of Operations

                For the Period November 13, 2002++ to February 28, 2003
Investment      Interest                                                                                   $      1,654,216
Income:         Dividends                                                                                           278,204
                Securities lending--net                                                                               9,387
                                                                                                           ----------------
                Total income                                                                                      1,941,807
                                                                                                           ----------------

Expenses:       Financial warranty fee                                                   $        623,481
                Investment advisory fees                                                          499,639
                Accounting maintenance and distribution fees--Class B                             348,249
                Accounting maintenance and distribution fees--Class C                             305,648
                Offering costs                                                                     94,790
                Transfer agent fees--Class B                                                       45,558
                Transfer agent fees--Class C                                                       40,715
                Accounting services                                                                38,229
                Professional fees                                                                  12,996
                Account maintenance fees--Class D                                                  12,541
                Registration fees                                                                   8,451
                Printing and shareholder reports                                                    8,248
                Custodian fees                                                                      8,090
                Transfer agent fees--Class A                                                        7,541
                Director's fees and expenses                                                        6,878
                Transfer agent fees--Class D                                                        5,854
                Pricing fees                                                                        1,107
                Other                                                                               4,134
                                                                                         ----------------
                Total expenses                                                                                    2,072,149
                                                                                                           ----------------
                Investment loss--net                                                                              (130,342)
                                                                                                           ----------------

Realized &      Realized loss on investments--net                                                               (3,292,551)
Unrealized      Unrealized depreciation on investments--net                                                       (274,044)
Loss on                                                                                                    ----------------
Investments--   Total realized and unrealized loss on investments--net                                          (3,566,595)
Net:                                                                                                       ----------------
                Net Decrease in Net Assets Resulting from Operations                                       $    (3,696,937)
                                                                                                           ================

++Commencement of operations.
See Notes to Financial Statements.



Merrill Lynch Fundamental Growth Principal Protected Fund
February 28, 2003


FINANCIAL INFORMATION (continued)


Statement of Changes in Net Assets
                                                                                                           For the Period
                                                                                                        November 13, 2002++
                                                                                                          to February 28,
Increase (Decrease) in Net Assets:                                                                              2003
Operations:     Investment loss--net                                                                       $      (130,342)
                Realized loss on investments--net                                                               (3,292,551)
                Unrealized depreciation on investments--net                                                       (274,044)
                                                                                                           ----------------
                Net decrease in net assets resulting from operations                                            (3,696,937)
                                                                                                           ----------------

Dividends to    Investment income--net
Shareholders:      Class A                                                                                         (21,410)
                   Class B                                                                                        (112,921)
                   Class C                                                                                         (99,164)
                   Class D                                                                                         (16,518)
                                                                                                           ----------------
                Net decrease in net assets resulting from dividends to shareholders                               (250,013)
                                                                                                           ----------------

Capital Share   Net increase in net assets derived from capital share transactions                              260,896,158
Transactions:                                                                                              ----------------

Net Assets:     Total increase in net assets                                                                    256,949,208
                Beginning of period                                                                                 100,000
                                                                                                           ----------------
                End of period*                                                                             $    257,049,208
                                                                                                           ================

                *Accumulated investment loss--net                                                          $      (380,355)
                                                                                                           ================

++Commencement of operations.
See Notes to Financial Statements.



Merrill Lynch Fundamental Growth Principal Protected Fund
February 28, 2003


FINANCIAL INFORMATION (concluded)


Financial Highlights

The following per share data and ratios have been derived
from information provided in the financial statements.                            For the Period November 13, 2002++
                                                                                         to February 28, 2003
Increase (Decrease) in Net Asset Value:                                    Class A      Class B      Class C       Class D
Per Share       Net asset value, beginning of period                      $    10.00   $    10.00   $    10.00   $    10.00
Operating                                                                 ----------   ----------   ----------   ----------
Performance:    Investment income (loss)--net                                    .02        (.01)        (.01)          .01
                Realized and unrealized loss on investments--net               (.13)        (.13)        (.13)        (.13)
                                                                          ----------   ----------   ----------   ----------
                Total from investment operations                               (.11)        (.14)        (.14)        (.12)
                                                                          ----------   ----------   ----------   ----------
                Less dividends from investment income--net                     (.01)        (.01)        (.01)        (.01)
                                                                          ----------   ----------   ----------   ----------
                Net asset value, end of period                            $     9.88   $     9.85   $     9.85   $     9.87
                                                                          ----------   ----------   ----------   ----------

Total           Based on net asset value per share                        (1.10%)+++   (1.41%)+++   (1.41%)+++   (1.20%)+++
Investment                                                                ==========   ==========   ==========   ==========
Return:**

Ratios to       Expenses                                                      1.82%*       2.83%*       2.83%*       2.07%*
Average                                                                   ==========   ==========   ==========   ==========
Net Assets:     Investment income (loss)--net                                  .71%*      (.30%)*      (.31%)*        .46%*
                                                                          ==========   ==========   ==========   ==========

Supplemental    Net assets, end of period (in thousands)                  $   21,177   $  116,913   $  102,191   $   16,768
Data:                                                                     ==========   ==========   ==========   ==========
                Portfolio turnover                                            43.12%       43.12%       43.12%       43.12%
                                                                          ==========   ==========   ==========   ==========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
+++Aggregate total investment return.

See Notes to Financial Statements.



Merrill Lynch Fundamental Growth Principal Protected Fund
February 28, 2003


NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
Merrill Lynch Fundamental Growth Principal Protected Fund (the "Fund") is part of Merrill Lynch Principal Protected Trust (the "Trust"). Under the Investment Company Act of 1940, the Fund is diversified and the Trust is registered as an open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers four classes of shares. Shares of the Fund were offered during the initial offering period but will not be offered during the Guarantee Period from November 13, 2002 through November 13, 2009 (the "Guarantee Maturity Date"), except in connection with reinvestment of dividends and distributions. The Fund will be offered on a continuous basis after this date without the principal protection feature. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments and foreign currency transactions are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors. Occasionally, events affecting the values of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the market on which such security trades) and the close of business on the NYSE. If events (for example, company announcement, natural disasters, market volatility) occur during such periods that are expected to materially affect the value for such securities, those securities may be valued at their fair market value as determined in good faith by the Fund's Board of Directors or by the investment adviser using a pricing service and/or procedures approved by the Board of Directors of the Fund.

(b) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.



Merrill Lynch Fundamental Growth Principal Protected Fund
February 28, 2003


* Options--The Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(h) Securities lending--The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.



Merrill Lynch Fundamental Growth Principal Protected Fund
February 28, 2003


NOTES TO FINANCIAL STATEMENTS (concluded)


MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at the annual rate of .65% of the Fund's average daily net assets. MLIM has entered into a contractual arrangement with the Fund under which the expenses incurred by each class of shares of the Fund (excluding distribution and/or account maintenance fees) will not exceed 1.99%. This arrangement has a one-year term and is renewable.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                               Account
                             Maintenance         Distribution
                                 Fee                 Fee

Class B                          .25%               .75%
Class C                          .25%               .75%
Class D                          .25%                 --


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of
ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

The Trust, on behalf of the Fund, has entered into a Financial Warranty Agreement with Main Place Funding, LLC (the "Warranty Provider"). The Financial Warranty Agreement is intended to make sure that on the Guarantee Maturity Date, each shareholder of the Fund will be entitled to redeem his or her shares for an amount no less than the initial value of that shareholder's account (less expenses and sales charges not covered by the Financial Warranty Agreement), provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed (the "Guaranteed Amount"). The Fund will pay to the Warranty Provider, under the Financial Warranty Agreement, an annual fee equal to .80% of the Fund's average daily net assets during the Guarantee Period. If the value of the Fund's assets on the Guarantee Maturity Date is insufficient to result in the value of each shareholder's account being at least equal to the shareholder's Guaranteed Amount, the Warranty Provider will pay the Fund an amount sufficient to make sure that each shareholder's account can be redeemed for an amount equal to his or her Guaranteed Amount.

For the period November 13, 2002 to February 28, 2003, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class D Shares as follows:



                            FAMD          MLPF&S

Class D                   $34,131        $669,665



For the period November 13, 2002 to February 28, 2003, MLPF&S received contingent deferred sales charges of $19,120 and $11,018 relating to transactions in Class B and Class C Shares, respectively.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Fund also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of MLIM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by MLIM or its affiliates. For the period ended February 28, 2003, MLIM, LLC received $4,117 in securities lending agent fees.

In addition, MLPF&S received $33,400 in commissions on the execution of portfolio security transactions for the Fund for the period
November 13, 2002 to February 28, 2003.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the period November 13, 2002 to February 28, 2003, the Fund reimbursed MLIM $1,812 for certain accounting services.
Certain officers and/or directors of the Fund are officers and/or directors of MLIM, FDS, PSI, FAMD, and/or ML & Co.



Merrill Lynch Fundamental Growth Principal Protected Fund
February 28, 2003


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the period November 13, 2002 to February 28, 2003 were
$361,457,998 and $109,197,946, respectively.

Net realized losses for the period November 13, 2002 to February 28, 2003 and net unrealized losses as of February 28, 2003 were as follows:

                                     Realized           Unrealized
                                      Losses              Losses

Long-term investments            $   (3,292,551)    $     (274,044)
                                 ---------------   ----------------
Total                            $   (3,292,551)    $     (274,044)
                                 ===============    ===============



As of February 28, 2003, net unrealized depreciation for Federal income tax purposes aggregated $274,044, of which $6,028,068 related to appreciated securities and $6,302,112 related to depreciated securities. At February 28, 2003, the aggregate cost of investments for Federal income tax purposes was $270,179,156.


4. Capital Share Transactions:
Net increase in net assets derived from capital share transactions was $260,896,158 for the period November 13, 2002 to February 28,
2003.
Transactions in capital shares for each class were as follows:


Class A Shares for the Period
November 13, 2002++ to                                    Dollar
February 28, 2003                        Shares           Amount

Shares sold                            2,268,104    $    22,681,694
Shares issued to shareholders
in reinvestmentof dividends                2,137             21,183
                                 ---------------    ---------------
Total issued                           2,270,241         22,702,877
Shares redeemed                        (128,512)        (1,270,628)
                                 ---------------    ---------------
Net increase                           2,141,729    $    21,432,249
                                 ===============    ===============


++Prior to November 13, 2002 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.



Class B Shares for the Period
November 13, 2002++ to                                    Dollar
February 28, 2003                        Shares           Amount

Shares sold                           12,121,294    $   121,213,321
Shares issued to shareholders
in reinvestment of dividends              11,179            110,673
                                 ---------------    ---------------
Total issued                          12,132,473        121,323,994
Shares redeemed                        (261,962)        (2,606,063)
                                 ---------------    ---------------
Net increase                          11,870,511    $   118,717,931
                                 ===============    ===============


++Prior to November 13, 2002 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.



Class C Shares for the Period
November 13, 2002++ to                                    Dollar
February 28, 2003                        Shares           Amount

Shares sold                           10,623,576    $   106,236,469
Shares issued to shareholders
in reinvestment of dividends               9,892             97,927
                                 ---------------    ---------------
Total issued                          10,633,468        106,334,396
Shares redeemed                        (257,911)        (2,557,383)
                                 ---------------    ---------------
Net increase                          10,375,557    $   103,777,013
                                 ===============    ===============

++Prior to November 13, 2002 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.



Class D Shares for the Period
November 13, 2002++ to                                    Dollar
February 28, 2003                        Shares           Amount

Shares sold                            1,728,903    $    17,289,024
Shares issued to shareholders
in reinvestment of dividends               1,644             16,277
                                 ---------------    ---------------
Total issued                           1,730,547         17,305,301
Shares redeemed                         (34,051)          (336,336)
                                 ---------------    ---------------
Net increase                           1,696,496    $    16,968,965
                                 ===============    ===============

++Prior to November 13, 2002 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.



5. Short-Term Borrowings:
The Fund, along with certain other funds managed by MLIM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of ..09% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus 50% or a base rate as determined by Bank One, N.A. On November 29, 2002, the credit agreement was renewed for one year under the same terms, except that the total commitment was reduced from $1,000,000,000 to $500,000,000. The Fund did not borrow under the credit agreement during the period November 13, 2002 to February 28, 2003.




Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request--N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee?
If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/ independence of more than one financial expert) If no, explain why not. -N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 - Disclose annually only (not answered until December 15,
2003)

(a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

(b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs
(a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

(e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

(f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

(h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Items 5-6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A (not answered until July 1, 2003)

Item 8--Reserved

Item 9(a) - Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph. N/A (not answered until July 15, 2003 and only annually for funds)

Item 9(b)--There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for CEO/CFO). Attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Fundamental Growth Principal Protected Fund

By:    /s/ Terry K. Glenn
       Terry K. Glenn,
       President of
       Merrill Lynch Fundamental Growth Principal Protected Fund

Date: April 21, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Terry K. Glenn
       Terry K. Glenn,
       President of
       Merrill Lynch Fundamental Growth Principal Protected Fund

Date: April 21, 2003

By:    /s/ Donald C. Burke
       Donald C. Burke,
       Chief Financial Officer of
       Merrill Lynch Fundamental Growth Principal Protected Fund

Date: April 21, 2003